Trade Accounts Payable (Tables)	3 Months Ended
Mar. 31, 2026
Trade Accounts Payable [Abstract]
Schedule of Maturity Date Range
	March 31, 2026	December 31, 2025
Domestic
Commodities	1,701,805	2,404,646
Materials and services	3,212,019	3,288,007
Finished products	101,456	89,482
Present value adjustment	(8,990)	(8,152)
	5,006,290	5,773,983
Foreign
Commodities	609	18,270
Materials and services	446,048	403,491
Finished products	370	2,356
	447,027	424,117

Total trade accounts payable	5,453,317	6,198,100

Supplier financing (1)
Domestic	1,150,595	1,128,538
Foreign	5,933	5,921
Total supplier financing	1,156,528	1,134,459
Total	6,609,845	7,332,559

(1)	The Group engage in supply chain financing transactions with top-tier financial institutions for domestic suppliers. It is important to emphasize that, apart from a non-significant extension of payment terms, there were no operational or commercial changes to the process. The supply chain financing transaction does not impact the prices charged by suppliers, maintaining the same pricing structure as before the transaction. Additionally, this operation does not impose any financial burden on the Company and its subsidiaries, as all financial costs are borne by the suppliers.